Other income	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Other income	Other income
Other income for the year ended 31 December 2025 totalled €104 million
(31 December 2024: nil; 31 December 2023: €107 million).
During 2025, the Group recognised €30 million of other income related to additional consideration received from the sale of a property in Germany, and €74 million of other income related to gains on the sales of properties in Germany and Great Britain.